United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2023

Date of reporting period: March 31, 2023

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.41%
Communication Services - 11.53%
Entertainment - 11.53%
ROBLOX Corp., Class AA	208,492	$9,377,970
Roku, Inc.A	303,926	20,004,410

		29,382,380

Total Communication Services		29,382,380

Consumer Discretionary - 14.28%
Automobiles - 9.88%
Tesla, Inc.A	121,284	25,161,578

Diversified Consumer Services - 0.65%
2U, Inc.A	243,769	1,669,818

Hotels, Restaurants & Leisure - 3.75%
DraftKings, Inc., Class AA	493,614	9,556,367

Total Consumer Discretionary		36,387,763

Financials - 15.44%
Capital Markets - 9.39%
Coinbase Global, Inc., Class AA	263,480	17,803,344
Robinhood Markets, Inc., Class AA	629,220	6,109,726

		23,913,070

Financial Services - 6.05%
Block, Inc.A	224,515	15,412,955

Total Financials		39,326,025

Health Care - 25.07%
Biotechnology - 15.11%
CRISPR Therapeutics AGA B	184,659	8,352,126
Exact Sciences Corp.A	226,250	15,342,012
Intellia Therapeutics, Inc.A	227,363	8,473,819
Twist Bioscience Corp.A	135,720	2,046,658
Veracyte, Inc.A	158,672	3,538,386
Verve Therapeutics, Inc.A	51,980	749,552

		38,502,553

Health Care Equipment & Supplies - 0.52%
Cerus Corp.A	445,847	1,324,165

Health Care Providers & Services - 0.68%
Invitae Corp.A B	1,277,045	1,724,011

Health Care Technology - 4.62%
Teladoc Health, Inc.A B	454,042	11,759,688

Life Sciences Tools & Services - 4.14%
10X Genomics, Inc., Class AA	91,579	5,109,192
Pacific Biosciences of California, Inc.A	470,374	5,446,931

		10,556,123

Total Health Care		63,866,540

Information Technology - 29.34%
IT Services - 8.85%
Shopify, Inc., Class AA	287,716	13,793,105

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.41% (continued)
Information Technology - 29.34% (continued)
IT Services - 8.85% (continued)
Twilio, Inc., Class AA	131,138	$8,737,725

		22,530,830

Software - 20.49%
PagerDuty, Inc.A	236,016	8,255,840
UiPath, Inc., Class AA	847,624	14,884,277
Unity Software, Inc.A	274,230	8,896,021
Zoom Video Communications, Inc., Class AA	273,141	20,168,732

		52,204,870

Total Information Technology		74,735,700

Materials - 1.75%
Chemicals - 1.75%
Ginkgo Bioworks Holdings, Inc.A	3,349,156	4,454,377

Total Common Stocks (Cost $498,869,450)		248,152,785

SHORT-TERM INVESTMENTS - 2.70% (Cost $6,867,560)
Investment Companies - 2.70%
American Beacon U.S. Government Money Market Select Fund, 4.69%C D	6,867,560	6,867,560

SECURITIES LENDING COLLATERAL - 0.64% (Cost $1,618,864)
Investment Companies - 0.64%
American Beacon U.S. Government Money Market Select Fund, 4.69%C D	1,618,864	1,618,864

TOTAL INVESTMENTS - 100.75% (Cost $507,355,874)		256,639,209
LIABILITIES, NET OF OTHER ASSETS - (0.75%)		(1,898,220)

TOTAL NET ASSETS - 100.00%		$254,740,989

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2023.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2023, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$248,152,785	$—	$—	$248,152,785
Short-Term Investments	6,867,560	—	—	6,867,560
Securities Lending Collateral	1,618,864	—	—	1,618,864

Total Investments in Securities - Assets	$256,639,209	$—	$—	$256,639,209

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.05%
Communication Services - 16.90%
Entertainment - 11.14%
Lions Gate Entertainment Corp., Class AA	24,200	$267,894
Lions Gate Entertainment Corp., Class BA	1,168,800	12,132,144
Walt Disney Co.A	91,550	9,166,902

		21,566,940

Interactive Media & Services - 5.76%
Alphabet, Inc., Class CA	107,090	11,137,360

Total Communication Services		32,704,300

Consumer Discretionary - 17.08%
Automobiles - 4.84%
General Motors Co.	255,600	9,375,408

Household Durables - 3.38%
Mohawk Industries, Inc.A	65,320	6,546,371

Specialty Retail - 3.84%
Urban Outfitters, Inc.A	268,131	7,432,591

Textiles, Apparel & Luxury Goods - 5.02%
Carter’s, Inc.	135,100	9,716,392

Total Consumer Discretionary		33,070,762

Consumer Staples - 3.59%
Consumer Staples Distribution & Retail - 3.59%
Walgreens Boots Alliance, Inc.	200,800	6,943,664

Energy - 1.44%
Oil, Gas & Consumable Fuels - 1.44%
Devon Energy Corp.	55,320	2,799,745

Financials - 13.20%
Banks - 8.38%
Bank of America Corp.	319,500	9,137,700
Regions Financial Corp.	381,300	7,076,928

		16,214,628

Financial Services - 4.82%
Berkshire Hathaway, Inc., Class BA	30,220	9,331,029

Total Financials		25,545,657

Health Care - 6.73%
Life Sciences Tools & Services - 1.92%
Avantor, Inc.A	176,100	3,722,754

Pharmaceuticals - 4.81%
Elanco Animal Health, Inc.A	989,300	9,299,420

Total Health Care		13,022,174

Industrials - 10.23%
Electrical Equipment - 5.20%
Sensata Technologies Holding PLC	201,300	10,069,026

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.05% (continued)
Industrials - 10.23% (continued)
Professional Services - 5.03%
SS&C Technologies Holdings, Inc.	172,300	$9,729,781

Total Industrials		19,798,807

Information Technology - 12.24%
Communications Equipment - 2.20%
Infinera Corp.A B	548,834	4,258,952

Electronic Equipment, Instruments & Components - 5.05%
Corning, Inc.	277,200	9,779,616

Semiconductors & Semiconductor Equipment - 4.99%
Micron Technology, Inc.	159,875	9,646,857

Total Information Technology		23,685,425

Materials - 17.64%
Chemicals - 12.07%
Axalta Coating Systems Ltd.A	320,200	9,698,858
DuPont de Nemours, Inc.	106,167	7,619,606
International Flavors & Fragrances, Inc.	65,741	6,045,542

		23,364,006

Containers & Packaging - 5.57%
Graphic Packaging Holding Co.	422,600	10,772,074

Total Materials		34,136,080

Total Common Stocks (Cost $189,897,207)		191,706,614

SHORT-TERM INVESTMENTS - 0.76% (Cost $1,471,285)
Investment Companies - 0.76%
American Beacon U.S. Government Money Market Select Fund, 4.69%C D	1,471,285	1,471,285

TOTAL INVESTMENTS - 99.81% (Cost $191,368,492)		193,177,899
OTHER ASSETS, NET OF LIABILITIES - 0.19%		370,918

TOTAL NET ASSETS - 100.00%		$193,548,817

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2023.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2023, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$191,706,614	$—	$—	$191,706,614
Short-Term Investments	1,471,285	—	—	1,471,285

Total Investments in Securities - Assets	$193,177,899	$—	$—	$193,177,899

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.07%
Communication Services - 16.56%
Entertainment - 16.56%
Liberty Media Corp.-Liberty Braves, Class CA B	105,051	$3,539,168
Lions Gate Entertainment Corp., Class BB	523,126	5,430,048
Madison Square Garden Sports Corp.	18,043	3,515,679

		12,484,895

Total Communication Services		12,484,895

Consumer Discretionary - 12.96%
Household Durables - 3.44%
Mohawk Industries, Inc.B	25,877	2,593,393

Specialty Retail - 4.49%
Urban Outfitters, Inc.B	122,127	3,385,360

Textiles, Apparel & Luxury Goods - 5.03%
Carter’s, Inc.	52,700	3,790,184

Total Consumer Discretionary		9,768,937

Consumer Staples - 6.68%
Food Products - 6.68%
Ingredion, Inc.	34,613	3,521,180
TreeHouse Foods, Inc.B	30,050	1,515,422

		5,036,602

Total Consumer Staples		5,036,602

Energy - 0.81%
Oil, Gas & Consumable Fuels - 0.81%
Devon Energy Corp.	12,043	609,496

Financials - 6.75%
Banks - 6.75%
Cadence Bank	128,937	2,676,732
Regions Financial Corp.	130,212	2,416,735

		5,093,467

Total Financials		5,093,467

Health Care - 10.09%
Health Care Equipment & Supplies - 4.32%
Varex Imaging Corp.B	179,174	3,259,175

Health Care Technology - 0.96%
Veradigm, Inc.B	55,302	721,691

Pharmaceuticals - 4.81%
Elanco Animal Health, Inc.B	385,982	3,628,231

Total Health Care		7,609,097

Industrials - 13.35%
Aerospace & Defense - 5.31%
BWX Technologies, Inc.	63,542	4,005,688

Electrical Equipment - 4.82%
Sensata Technologies Holding PLC	72,638	3,633,353

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.07% (continued)
Industrials - 13.35% (continued)
Trading Companies & Distributors - 3.22%
Univar Solutions, Inc.B	69,340	$2,428,980

Total Industrials		10,068,021

Information Technology - 9.60%
Communications Equipment - 4.74%
Infinera Corp.B C	460,423	3,572,882

Semiconductors & Semiconductor Equipment - 4.86%
Ultra Clean Holdings, Inc.B	110,667	3,669,718

Total Information Technology		7,242,600

Materials - 19.27%
Chemicals - 11.67%
Axalta Coating Systems Ltd.B	122,755	3,718,249
Ecovyst, Inc.B	320,374	3,540,133
Livent Corp.B	71,000	1,542,120

		8,800,502

Containers & Packaging - 5.10%
Graphic Packaging Holding Co.	150,736	3,842,261

Metals & Mining - 2.50%
Compass Minerals International, Inc.	54,967	1,884,818

Total Materials		14,527,581

Total Common Stocks (Cost $63,805,742)		72,440,696

SHORT-TERM INVESTMENTS - 3.87% (Cost $2,921,388)
Investment Companies - 3.87%
American Beacon U.S. Government Money Market Select Fund, 4.69%D E	2,921,388	2,921,388

SECURITIES LENDING COLLATERAL - 1.06% (Cost $800,168)
Investment Companies - 1.06%
American Beacon U.S. Government Money Market Select Fund, 4.69%D E	800,168	800,168

TOTAL INVESTMENTS - 101.00% (Cost $67,527,298)		76,162,252
LIABILITIES, NET OF OTHER ASSETS - (1.00%)		(753,883)

TOTAL NET ASSETS - 100.00%		$75,408,369

Percentages are stated as a percent of net assets.

A

Tracking Stock–A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

B	Non-income producing security.
C	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2023.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2023, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$72,440,696	$—	$—	$72,440,696
Short-Term Investments	2,921,388	—	—	2,921,388
Securities Lending Collateral	800,168	—	—	800,168

Total Investments in Securities - Assets	$76,162,252	$—	$—	$76,162,252

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 96.26%
CONVERTIBLE PREFERRED STOCKS - 3.96%
Financials - 0.68%
Financial Services - 0.68%
Ready Capital Corp., 7.000%, Due 08/15/2023	27,721	$691,639

Industrials - 1.02%
Construction & Engineering - 1.02%
Fluor Corp., 6.500%A B	710	1,039,667

Information Technology - 0.81%
Software - 0.81%
NCR Corp., Series A, 5.500%, PIK (In-kind rate 5.500%)B	767	820,920

Materials - 0.85%
Chemicals - 0.85%
Lyondellbasell Advanced Polymers, Inc., 6.000%B	1,026	866,970

Real Estate - 0.60%
Diversified REITs - 0.60%
New York Community Capital Trust V, 6.000%, Due 11/1/2051	15,909	616,474

Total Convertible Preferred Stocks (Cost $4,362,595)		4,035,670

PREFERRED STOCKS - 4.25%
Financials - 4.25%
Mortgage Real Estate Investment Trusts (REITs) - 4.25%
AGNC Investment Corp.,
Series E, 6.500%, (3 mo. USD LIBOR + 4.993%)B C	3,313	66,956
Series F, 6.125%, (3 mo. USD LIBOR + 4.697%)B C	25,036	488,453
Arbor Realty Trust, Inc., Series F, 6.250%, (Secured Overnight Financing Rate + 5.440%)B C	39,240	671,789
Chimera Investment Corp., Series B, 8.000%, (3 mo. USD LIBOR + 5.791%)B C	28,077	537,955
Granite Point Mortgage Trust, Inc., Series A, 7.000%, (Secured Overnight Financing Rate + 5.830%)B C	32,687	539,336
MFA Financial, Inc., Series C, 6.500%, (3 mo. USD LIBOR + 5.345%)B C	39,518	673,387
New York Mortgage Trust, Inc.,
Series E, 7.875%, (3 mo. USD LIBOR + 6.429%)B C	1,078	22,034
Series F, 6.875%, (Secured Overnight Financing Rate + 6.130%)B C	23,244	403,748
Redwood Trust, Inc., 10.000%, (5 yr. CMT + 6.278%)B C	7,315	175,048
Rithm Capital Corp.,
Series B, 7.125%, (3 mo. USD LIBOR + 5.640%)B C	2,395	51,588
Series C, 6.375%, (3 mo. USD LIBOR + 4.969%)B C	36,984	699,737

		4,330,031

Total Financials		4,330,031

Total Preferred Stocks (Cost $5,710,326)		4,330,031

	Principal Amount
CONVERTIBLE OBLIGATIONS - 68.04%
Communications - 10.98%
Internet - 7.82%
Etsy, Inc., 0.250%, Due 6/15/2028A	$704,000	581,027
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051A D E	2,075,000	1,609,163
Magnite, Inc., 0.250%, Due 3/15/2026A	1,389,000	1,109,712
Perficient, Inc., 0.125%, Due 11/15/2026A	1,482,000	1,177,432
Snap, Inc., Due 5/1/2027A F	1,194,000	869,829
Upwork, Inc., 0.250%, Due 8/15/2026A	1,640,000	1,284,771
Wayfair, Inc., 1.000%, Due 8/15/2026A	560,000	369,521

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 96.26% (continued)
CONVERTIBLE OBLIGATIONS - 68.04% (continued)
Communications - 10.98% (continued)
Internet - 7.82% (continued)
Ziff Davis, Inc., 1.750%, Due 11/1/2026A E	$994,000	$971,635

		7,973,090

Media - 1.63%
Cable One, Inc., 1.125%, Due 3/15/2028A	1,432,000	1,046,792
Liberty Media Corp., 3.750%, Due 3/15/2028E	615,000	615,615

		1,662,407

Telecommunications - 1.53%
DigitalBridge Group, Inc., 5.000%, Due 4/15/2023	746,000	746,003
Infinera Corp., 2.125%, Due 9/1/2024A	798,000	813,561

		1,559,564

Total Communications		11,195,061

Consumer, Cyclical - 5.06%
Airlines - 1.01%
JetBlue Airways Corp., 0.500%, Due 4/1/2026A	662,000	507,754
Spirit Airlines, Inc., 1.000%, Due 5/15/2026A	653,000	525,991

		1,033,745

Auto Manufacturers - 0.42%
Rivian Automotive, Inc., 4.625%, Due 3/15/2029E	410,000	423,787

Entertainment - 0.81%
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029A E	421,000	412,791
Marriott Vacations Worldwide Corp., 3.250%, Due 12/15/2027A E	424,000	413,400

		826,191

Leisure Time - 0.38%
Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025A E	256,000	390,272

Lodging - 0.58%
Marcus Corp., 5.000%, Due 9/15/2025A E	375,000	594,375

Retail - 1.86%
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026A	1,411,000	1,167,602
Patrick Industries, Inc., 1.750%, Due 12/1/2028	803,000	725,109

		1,892,711

Total Consumer, Cyclical		5,161,081

Consumer, Non-Cyclical - 11.50%
Biotechnology - 2.54%
Halozyme Therapeutics, Inc., 0.250%, Due 3/1/2027A	1,263,000	1,070,401
Insmed, Inc., 0.750%, Due 6/1/2028A	1,082,000	835,793
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023	695,000	688,246

		2,594,440

Commercial Services - 1.62%
Chegg, Inc., Due 3/15/2025	1,208,000	1,057,000
i3 Verticals LLC, 1.000%, Due 2/15/2025A	643,000	589,952

		1,646,952

Cosemetics/Personal Care - 1.24%
Beauty Health Co., 1.250%, Due 10/1/2026A E	1,520,000	1,265,400

Health Care - Products - 3.37%
CONMED Corp., 2.250%, Due 6/15/2027A E	605,000	599,253
Exact Sciences Corp., 0.375%, Due 3/15/2027A	1,623,000	1,510,168

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 96.26% (continued)
CONVERTIBLE OBLIGATIONS - 68.04% (continued)
Consumer, Non-Cyclical - 11.50% (continued)
Health Care - Products - 3.37% (continued)
Haemonetics Corp., Due 3/1/2026A F	$1,307,000	$1,108,967
Integer Holdings Corp., 2.125%, Due 2/15/2028E	202,000	219,877

		3,438,265

Pharmaceuticals - 2.73%
Coherus Biosciences, Inc., 1.500%, Due 4/15/2026A	583,000	405,768
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029E	407,000	363,043
Herbalife Nutrition Ltd., 2.625%, Due 3/15/2024	1,197,000	1,134,158
Jazz Investments I Ltd., 1.500%, Due 8/15/2024A	907,000	876,758

		2,779,727

Total Consumer, Non-Cyclical		11,724,784

Energy - 3.13%
Energy - Alternate Sources - 2.34%
Array Technologies, Inc., 1.000%, Due 12/1/2028A	1,069,000	1,177,790
Sunnova Energy International, Inc.,
0.250%, Due 12/1/2026A	880,000	623,480
2.625%, Due 2/15/2028E	819,000	590,106

		2,391,376

Oil & Gas - 0.79%
Helix Energy Solutions Group, Inc., 6.750%, Due 2/15/2026A	588,000	804,063

Total Energy		3,195,439

Financial - 21.38%
Diversified Financial Services - 3.90%
EZCORP, Inc., 3.750%, Due 12/15/2029A E	424,000	416,436
LendingTree, Inc., 0.500%, Due 7/15/2025A	1,805,000	1,346,169
PRA Group, Inc., 3.500%, Due 6/1/2023	461,000	456,390
SoFi Technologies, Inc., 0.010%, Due 10/15/2026A E F	1,657,000	1,155,757
WisdomTree, Inc.,
3.250%, Due 6/15/2026	219,000	205,751
5.750%, Due 8/15/2028E	408,000	403,716

		3,984,219

REITS - 17.48%
Apollo Commercial Real Estate Finance, Inc., 5.375%, Due 10/15/2023	2,338,000	2,264,938
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025E	1,016,000	944,880
Granite Point Mortgage Trust, Inc., 6.375%, Due 10/1/2023	1,370,000	1,289,984
KKR Real Estate Finance Trust, Inc., 6.125%, Due 5/15/2023	1,891,000	1,872,090
MFA Financial, Inc., 6.250%, Due 6/15/2024	2,594,000	2,464,886
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026A	1,235,000	1,045,400
PennyMac Corp.,
5.500%, Due 11/1/2024	2,181,000	2,039,235
5.500%, Due 3/15/2026	827,000	717,573
Redwood Trust, Inc.,
4.750%, Due 8/15/2023	316,000	307,310
5.625%, Due 7/15/2024	1,499,000	1,410,226
RWT Holdings, Inc., 5.750%, Due 10/1/2025	719,000	645,287
Starwood Property Trust, Inc., 4.375%, Due 4/1/2023D	522,000	521,928
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026A	973,000	832,597
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1,712,000	1,470,714

		17,827,048

Total Financial		21,811,267

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 96.26% (continued)
CONVERTIBLE OBLIGATIONS - 68.04% (continued)
Industrial - 4.11%
Aerospace/Defense - 0.67%
Kaman Corp., 3.250%, Due 5/1/2024A	$719,000	$678,017

Electronics - 0.45%
Mesa Laboratories, Inc., 1.375%, Due 8/15/2025A	497,000	459,446

Transportation - 1.83%
Air Transport Services Group, Inc., 1.125%, Due 10/15/2024A	903,000	856,134
CryoPort, Inc., 0.750%, Due 12/1/2026A E	1,298,000	1,011,498

		1,867,632

Trucking & Leasing - 1.16%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028A	1,399,000	1,187,051

Total Industrial		4,192,146

Technology - 11.30%
Computers - 1.10%
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026A	639,000	552,735
Mitek Systems, Inc., 0.750%, Due 2/1/2026A	700,000	570,773

		1,123,508

Semiconductors - 1.25%
MACOM Technology Solutions Holdings, Inc., 0.250%, Due 3/15/2026A	735,000	772,852
Semtech Corp., 1.625%, Due 11/1/2027A E	550,000	502,150

		1,275,002

Software - 8.95%
8x8, Inc., 0.500%, Due 2/1/2024	1,109,000	997,311
Bandwidth, Inc., 0.500%, Due 4/1/2028A	1,254,000	802,560
Bentley Systems, Inc., 0.375%, Due 7/1/2027A	1,165,000	983,260
Ceridian HCM Holding, Inc., 0.250%, Due 3/15/2026A	761,000	682,554
Envestnet, Inc.,
0.750%, Due 8/15/2025A	543,000	489,718
2.625%, Due 12/1/2027E	593,000	619,389
Five9, Inc., 0.500%, Due 6/1/2025A	348,000	320,354
Jamf Holding Corp., 0.125%, Due 9/1/2026A	653,000	537,419
New Relic, Inc., 0.500%, Due 5/1/2023	598,000	594,958
NextGen Healthcare, Inc., 3.750%, Due 11/15/2027A E	397,000	391,524
Progress Software Corp., 1.000%, Due 4/15/2026A	499,000	542,912
RingCentral, Inc., 0.010%, Due 3/1/2025A F	1,319,000	1,161,379
Verint Systems, Inc., 0.250%, Due 4/15/2026A	1,130,000	999,344

		9,122,682

Total Technology		11,521,192

Utilities - 0.58%
Electric - 0.58%
NRG Energy, Inc., 2.750%, Due 6/1/2048A D	581,000	596,977

Total Convertible Obligations (Cost $76,056,601)		69,397,947

FOREIGN CONVERTIBLE OBLIGATIONS - 3.02%
Communications - 1.84%
Internet - 1.27%
iQIYI, Inc., 2.000%, Due 4/1/2025	395,000	394,012
JOYY, Inc., 0.750%, Due 6/15/2025	594,000	580,864

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 96.26% (continued)
FOREIGN CONVERTIBLE OBLIGATIONS - 3.02% (continued)
Communications - 1.84% (continued)
Internet - 1.27% (continued)
PDD Holdings, Inc., Due 12/1/2025F	$339,000	$320,525

		1,295,401

Telecommunications - 0.57%
GDS Holdings Ltd., 2.000%, Due 6/1/2025	594,000	583,011

Total Communications		1,878,412

Financial - 0.55%
Financial Services - 0.55%
Encore Capital Europe Finance Ltd., 4.500%, Due 9/1/2023A	480,000	565,387

Industrial - 0.63%
Transportation - 0.63%
SFL Corp. Ltd., 4.875%, Due 5/1/2023	643,000	637,608

Total Foreign Convertible Obligations (Cost $2,962,582)		3,081,407

	Shares
EXCHANGE-TRADED INSTRUMENTS - 1.32% (Cost $1,301,050)
Exchange-Traded Funds - 1.32%
ProShares Short 20+ Year Treasury	63,836	1,348,855

SHORT-TERM INVESTMENTS - 15.67% (Cost $15,985,100)
Investment Companies - 15.67%
American Beacon U.S. Government Money Market Select Fund, 4.69%G H	15,985,100	15,985,100

TOTAL SECURITIES HELD LONG (Cost $106,378,254)		98,179,010

SECURITIES SOLD SHORT - (15.09%)
COMMON STOCKS - (13.87%)
Communication Services - (1.48%)
Diversified Telecommunication Services - (0.03%)
Bandwidth, Inc., Class AI	(1,779)	(27,041)

Entertainment - (0.64%)
Live Nation Entertainment, Inc.I	(2,526)	(176,820)
Marcus Corp.	(29,850)	(477,600)

		(654,420)

Interactive Media & Services - (0.48%)
Snap, Inc., Class AI	(1,990)	(22,308)
TripAdvisor, Inc.I	(2,951)	(58,607)
Ziff Davis, Inc.I	(5,301)	(413,743)

		(494,658)

Media - (0.33%)
Cable One, Inc.	(123)	(86,346)
Liberty Media Corp.-Liberty SiriusXM, Class AI	(8,282)	(232,641)
Magnite, Inc.I	(2,192)	(20,298)

		(339,285)

Total Communication Services		(1,515,404)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (15.09%) (continued)
COMMON STOCKS - (13.87%) (continued)
Consumer Discretionary - (1.50%)
Automobile Components - (0.32%)
Patrick Industries, Inc.	(4,818)	$(331,527)

Automobiles - (0.24%)
Rivian Automotive, Inc., Class AI	(15,498)	(239,909)

Diversified Consumer Services - (0.06%)
Chegg, Inc.I	(3,494)	(56,952)

Internet & Direct Marketing Retail - (0.17%)
Etsy, Inc.I	(1,584)	(176,347)

Hotels, Restaurants & Leisure - (0.67%)
Cheesecake Factory, Inc.	(6,397)	(224,215)
Marriott Vacations Worldwide Corp.	(1,278)	(172,351)
Royal Caribbean Cruises Ltd.I	(4,324)	(282,357)

		(678,923)

Specialty Retail - (0.04%)
Wayfair, Inc., Class AI	(1,307)	(44,882)

Total Consumer Discretionary		(1,528,540)

Consumer Staples - (0.22%)
Personal Products - (0.22%)
Beauty Health Co.I	(18,065)	(228,161)

Energy - (0.42%)
Energy Equipment & Services - (0.42%)
Helix Energy Solutions Group, Inc.I	(54,801)	(424,160)

Financials - (1.10%)
Capital Markets - (0.18%)
WisdomTree, Inc.	(30,946)	(181,344)

Consumer Finance - (0.78%)
Encore Capital Group, Inc.I	(7,040)	(355,168)
EZCORP, Inc., Class AI	(29,256)	(251,601)
PRA Group, Inc.I	(395)	(15,389)
SoFi Technologies, Inc.I	(29,195)	(177,214)

		(799,372)

Financial Services - (0.14%)
I3 Verticals, Inc., Class AI	(5,815)	(142,642)

Total Financials		(1,123,358)

Health Care - (2.37%)
Biotechnology - (1.20%)
Coherus Biosciences, Inc.I	(8,667)	(59,282)
Exact Sciences Corp.I	(7,966)	(540,174)
Halozyme Therapeutics, Inc.I	(6,568)	(250,832)
Insmed, Inc.I	(21,640)	(368,962)

		(1,219,250)

Health Care Equipment & Supplies - (0.66%)
CONMED Corp.	(2,204)	(228,908)
Haemonetics Corp.I	(2,231)	(184,615)
Integer Holdings Corp.I	(1,616)	(125,240)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (15.09%) (continued)
COMMON STOCKS - (13.87%) (continued)
Health Care - (2.37%) (continued)
Health Care Equipment & Supplies - (0.66%) (continued)
Mesa Laboratories, Inc.	(762)	$(133,144)

		(671,907)

Health Care Technology - (0.16%)
NextGen Healthcare, Inc.I	(9,290)	(161,739)

Life Sciences Tools & Services - (0.03%)
CryoPort, Inc.I	(1,298)	(31,152)

Pharmaceuticals - (0.32%)
Collegium Pharmaceutical, Inc.I	(7,407)	(177,694)
Jazz Pharmaceuticals PLCI	(1,048)	(153,354)

		(331,048)

Total Health Care		(2,415,096)

Industrials - (2.37%)
Aerospace & Defense - (0.01%)
Kaman Corp.	(502)	(11,476)

Air Freight & Logistics - (0.17%)
Air Transport Services Group, Inc.I	(8,488)	(176,805)

Construction & Engineering - (0.87%)
Fluor Corp.I	(28,732)	(888,106)

Electrical Equipment - (0.77%)
Array Technologies, Inc.I	(36,074)	(789,299)

Machinery - (0.36%)
Greenbrier Cos., Inc.	(11,364)	(365,580)

Passenger Airlines - (0.13%)
JetBlue Airways Corp.I	(6,620)	(48,194)
Spirit Airlines, Inc.	(4,677)	(80,304)

		(128,498)

Professional Services - (0.06%)
Upwork, Inc.I	(4,961)	(56,158)

Total Industrials		(2,415,922)

Information Technology - (3.18%)
Communications Equipment - (0.43%)
Infinera Corp.I	(36,309)	(281,758)
Lumentum Holdings, Inc.I	(2,886)	(155,873)

		(437,631)

IT Services - (0.17%)
Perficient, Inc.I	(2,372)	(171,235)

Semiconductors & Semiconductor Equipment - (0.58%)
MACOM Technology Solutions Holdings, Inc.I	(5,366)	(380,127)
Semtech Corp.I	(8,873)	(214,194)

		(594,321)

Software - (2.00%)
Bentley Systems, Inc., Class B	(5,915)	(254,286)
Ceridian HCM Holding, Inc.I	(2,011)	(147,245)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (15.09%) (continued)
COMMON STOCKS - (13.87%) (continued)
Information Technology - (3.18%) (continued)
Software - (2.00%) (continued)
Envestnet, Inc.I	(6,775)	$(397,489)
Five9, Inc.I	(905)	(65,422)
Jamf Holding Corp.I	(4,590)	(89,138)
Mitek Systems, Inc.I	(13,440)	(128,890)
NCR Corp.I	(14,053)	(331,510)
New Relic, Inc.I	(171)	(12,875)
Progress Software Corp.	(5,988)	(344,011)
Verint Systems, Inc.I	(7,283)	(271,219)

		(2,042,085)

Total Information Technology		(3,245,272)

Real Estate - (0.56%)
Diversified REITs - (0.56%)
Pebblebrook Hotel Trust	(22,455)	(315,268)
Summit Hotel Properties, Inc.	(36,868)	(258,076)

		(573,344)

Total Real Estate		(573,344)

Utilities - (0.67%)
Electric Utilities - (0.20%)
NRG Energy, Inc.	(6,004)	(205,877)

Independent Power & Renewable Electricity Producers - (0.47%)
Sunnova Energy International, Inc.I	(30,355)	(474,145)

Total Utilities		(680,022)

TOTAL COMMON STOCKS (Proceeds $(15,767,421))		(14,149,279)

EXCHANGE-TRADED INSTRUMENTS - (1.22%)
iShares Preferred & Income Securities ETF	(27,740)	(866,043)
Vanguard Real Estate ETF	(4,548)	(377,666)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(1,202,383))		(1,243,709)

TOTAL SECURITIES SOLD SHORT (Proceeds $(16,969,804))		(15,392,988)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 96.26% (Cost $106,378,254)		98,179,010
TOTAL PURCHASED OPTIONS CONTRACTS - 0.09% (Premiums Paid $177,027)		88,500
TOTAL WRITTEN OPTIONS CONTRACTS - (0.02%) (Premiums Received $(68,971))		(22,500)
TOTAL SECURITIES SOLD SHORT - (15.09%) (Proceeds $(16,969,804))		(15,392,988)
OTHER ASSETS, NET OF LIABILITIES - 18.76%		19,140,117

NET ASSETS - 100.00%		$101,992,139

Percentages are stated as a percent of net assets.

A	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $45,213,491 or 44.33% of net assets.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

B	A type of Preferred Stock that has no maturity date.
C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2023.

D	Callable security.
E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $13,914,067 or 13.64% of net assets. The Fund has no right to demand registration of these securities.

F	Zero coupon bond.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.
I	Non-income producing security.

CMT - Constant Maturity Treasury.

ETF - Exchange-Traded Fund.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Purchased Options Contracts Open on March 31, 2023:

Exchange-Traded Fund Options

Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - iShares iBoxx High Yield Corporate Bond ETF	73.00	5/19/2023	USD	1,500	150,000	$177,027	$88,500	$(88,527)

						$177,027	$88,500	$(88,527)

Written Options Contracts Open on March 31, 2023:

Exchange-Traded Fund Options

Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - iShares iBoxx High Yield Corporate Bond ETF	69.00	5/19/2023	USD	1,500	150,000	$(68,971)	$(22,500)	$46,471

						$(68,971)	$(22,500)	$46,471

Glossary:

Currency Abbreviations:

USD	United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2023, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$—	$4,035,670	$—	$4,035,670
Preferred Stocks	2,540,110	1,789,921	—	4,330,031

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Convertible Obligations	$—	$69,397,947	$—	$69,397,947
Foreign Convertible Obligations	—	3,081,407	—	3,081,407
Exchange-Traded Instruments	1,348,855	—	—	1,348,855
Short-Term Investments	15,985,100	—	—	15,985,100

Total Investments in Securities - Assets	$19,874,065	$78,304,945	$—	$98,179,010

Liabilities
Common Stocks (Sold Short)	$(14,149,279)	$—	$—	$(14,149,279)
Exchange-Traded Instruments (Sold Short)	(1,243,709)	—	—	(1,243,709)

Total Investments in Securities - Liabilities	(15,392,988)	—	—	(15,392,988)

Total Investments in Securities	$4,481,077	$78,304,945	$—	$82,786,022

Financial Derivative Instruments - Assets
Purchased Options	$88,500	$—	$—	$88,500

Total Financial Derivative Instruments - Assets	$88,500	$—	$—	$88,500

Financial Derivative Instruments - Liabilities
Written Options	$(22,500)	$—	$—	$(22,500)

Total Financial Derivative Instruments - Liabilities	$(22,500)	$—	$—	$(22,500)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 7.62%
Basic Materials - 0.21%
Chemicals - 0.21%
SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, Due 11/1/2026A	$265,000	$242,087

Communications - 0.40%
Telecommunications - 0.40%
Consolidated Communications, Inc., 5.000%, Due 10/1/2028A	185,000	124,073
Level 3 Financing, Inc., 10.500%, Due 5/15/2030A	349,250	333,974

		458,047

Total Communications		458,047

Consumer, Cyclical - 1.59%
Airlines - 0.41%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026A	230,000	226,362
United Airlines, Inc., 4.375%, Due 4/15/2026A	250,000	239,447

		465,809

Auto Parts & Equipment - 1.18%
American Axle & Manufacturing, Inc., 5.000%, Due 10/1/2029	1,110,000	939,122
Titan International, Inc., 7.000%, Due 4/30/2028	445,000	400,959

		1,340,081

Total Consumer, Cyclical		1,805,890

Consumer, Non-Cyclical - 0.97%
Commercial Services - 0.27%
NESCO Holdings II, Inc., 5.500%, Due 4/15/2029A	340,000	307,591

Cosemetics/Personal Care - 0.21%
Edgewell Personal Care Co., 5.500%, Due 6/1/2028A	250,000	239,502

Health Care - Products - 0.25%
Teleflex, Inc., 4.625%, Due 11/15/2027	285,000	278,381

Pharmaceuticals - 0.24%
Prestige Brands, Inc., 5.125%, Due 1/15/2028A	280,000	271,337

Total Consumer, Non-Cyclical		1,096,811

Energy - 2.52%
Pipelines - 2.52%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
7.875%, Due 5/15/2026A	300,000	305,728
5.750%, Due 3/1/2027A	250,000	244,255
5.750%, Due 1/15/2028A	400,000	384,000
EnLink Midstream LLC, 5.625%, Due 1/15/2028A	424,000	415,520
Hess Midstream Operations LP,
5.625%, Due 2/15/2026A	650,000	643,435
5.500%, Due 10/15/2030A	330,000	307,086
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, Due 3/1/2027A	600,000	567,948

		2,867,972

Total Energy		2,867,972

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 7.62% (continued)
Financial - 0.88%
Diversified Financial Services - 0.88%
Burford Capital Global Finance LLC,
6.250%, Due 4/15/2028A		$410,000	$356,700
6.875%, Due 4/15/2030A		370,000	318,575
Encore Capital Group, Inc., 5.375%, Due 2/15/2026A	GBP	300,000	329,834

			1,005,109

Total Financial			1,005,109

Industrial - 0.57%
Aerospace/Defense - 0.18%
TransDigm, Inc., 6.750%, Due 8/15/2028A		200,000	202,250

Packaging & Containers - 0.39%
Berry Global, Inc., 5.625%, Due 7/15/2027A		250,000	248,329
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, Due 2/1/2028A		200,000	201,500

			449,829

Total Industrial			652,079

Utilities - 0.48%
Water - 0.48%
Solaris Midstream Holdings LLC, 7.625%, Due 4/1/2026A		565,000	543,411

Total Corporate Obligations (Cost $9,336,724)			8,671,406

FOREIGN CORPORATE OBLIGATIONS - 49.29%
Basic Materials - 0.28%
Chemicals - 0.28%
UPL Corp. Ltd., 5.250%, Due 2/27/2025, (5 Yr. CMT + 3.865%)B C D		430,000	317,293

Communications - 3.11%
Advertising - 0.22%
Summer BC Holdco A SARL, 9.250%, Due 10/31/2027C	EUR	288,337	256,255

Media - 0.48%
RCS & RDS SA, 3.250%, Due 2/5/2028A	EUR	600,000	547,141

Telecommunications - 2.41%
Altice France SA, 5.500%, Due 1/15/2028A		200,000	161,500
America Movil SAB de CV, 5.000%, Due 10/27/2026	GBP	330,000	404,835
Kenbourne Invest SA, 4.700%, Due 1/22/2028A		200,000	115,038
Network i2i Ltd., 3.975%, Due 3/3/2026, (5 yr. CMT + 3.390%)A B D		300,000	262,661
Sable International Finance Ltd., 5.750%, Due 9/7/2027A		586,000	545,883
TalkTalk Telecom Group Ltd., 3.875%, Due 2/20/2025C	GBP	416,000	427,913
Telefonica Europe BV,
3.875%, Due 6/22/2026, (8 yr. EUR Swap + 2.967%)B C D	EUR	200,000	200,169
2.880%, Due 2/24/2028, (6 yr. EUR Swap + 2.866%)B C D	EUR	300,000	270,411
Telesat Canada/Telesat LLC, 6.500%, Due 10/15/2027A		716,000	221,960
Vodafone International Financing DAC, 3.250%, Due 3/2/2029C	EUR	120,000	126,837

			2,737,207

Total Communications			3,540,603

Consumer, Cyclical - 2.56%
Airlines - 0.24%
International Consolidated Airlines Group SA, 3.750%, Due 3/25/2029C	EUR	300,000	269,227

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 49.29% (continued)
Consumer, Cyclical - 2.56% (continued)
Auto Manufacturers - 1.07%
Jaguar Land Rover Automotive PLC, 4.500%, Due 7/15/2028A	EUR	600,000	$531,986
Volkswagen International Finance NV, 4.625%, Due 6/27/2028, (10 yr. EUR Swap + 3.982%)B C D	EUR	700,000	689,878

			1,221,864

Home Builders - 0.76%
Empire Communities Corp., 7.000%, Due 12/15/2025A	$	300,000	263,550
Maison Finco PLC, 6.000%, Due 10/31/2027A	GBP	600,000	603,443

			866,993

Leisure Time - 0.21%
Deuce Finco PLC, 5.500%, Due 6/15/2027C	GBP	230,000	236,019

Retail - 0.28%
Punch Finance PLC,
6.125%, Due 6/30/2026C	GBP	200,000	214,372
6.125%, Due 6/30/2026A	GBP	100,000	107,186

			321,558

Total Consumer, Cyclical			2,915,661

Consumer, Non-Cyclical - 2.34%
Agriculture - 0.09%
MHP SE, 7.750%, Due 5/10/2024C		200,000	106,212

Commercial Services - 1.34%
AA Bond Co. Ltd., 6.500%, Due 1/31/2026A	GBP	470,000	488,738
La Financiere Atalian SASU,
4.000%, Due 5/15/2024C	EUR	500,000	395,756
5.125%, Due 5/15/2025C	EUR	200,000	145,849
RAC Bond Co. PLC, 5.250%, Due 11/4/2046A	GBP	500,000	495,883

			1,526,226

Food - 0.42%
Bellis Acquisition Co. PLC, 4.500%, Due 2/16/2026A	GBP	200,000	208,268
Bellis Finco PLC, 4.000%, Due 2/16/2027C	GBP	300,000	262,179

			470,447

Pharmaceuticals - 0.49%
Cheplapharm Arzneimittel GmbH, 5.500%, Due 1/15/2028A		625,000	556,393

Total Consumer, Non-Cyclical			2,659,278

Energy - 0.69%
Oil & Gas - 0.69%
Guara Norte Sarl, 5.198%, Due 6/15/2034A		364,228	313,351
Petroleos Mexicanos,
6.840%, Due 1/23/2030		200,000	165,648
6.625%, Due 6/15/2035		222,000	161,929
6.625%, Due 6/15/2038		200,000	137,603

			778,531

Total Energy			778,531

Financial - 38.92%
Banks - 20.70%
Abanca Corp. Bancaria SA, 6.000%, Due 1/20/2026, (5 Yr. EUR Swap + 6.570%)B C D	EUR	1,000,000	875,625
AIB Group PLC, 6.250%, Due 6/23/2025, (5 Yr. EUR Swap + 6.629%)B C D	EUR	1,000,000	990,819

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 49.29% (continued)
Financial - 38.92% (continued)
Banks - 20.70% (continued)
Banco de Sabadell SA, 5.750%, Due 3/15/2026, (5 Yr. EUR Swap + 6.198%)B C D	EUR	1,800,000	$1,503,741
Banco Mercantil del Norte SA,
6.750%, Due 9/27/2024, (5 Yr. CMT + 4.967%)B C D		$200,000	189,939
8.375%, Due 10/14/2030, (10 Yr. CMT + 7.760%)B C D		300,000	278,550
Banco Santander SA,
4.375%, Due 1/14/2026, (5 Yr. EUR Swap + 4.534%)B C D	EUR	1,000,000	852,727
4.750%, Due 11/12/2026, (5 yr. CMT + 3.753%)B D		800,000	621,000
4.125%, Due 11/12/2027, (5 Yr. EUR Swap + 4.311%)B D	EUR	400,000	323,723
Bank of Ireland Group PLC, 6.750%, Due 3/1/2033, (5 Yr. EUR Swap + 4.150%)B C	EUR	240,000	263,481
Barclays PLC,
6.375%, Due 12/15/2025, (5 yr. U.K. Government Bond + 6.016%)B C D	GBP	1,240,000	1,338,455
4.375%, Due 3/15/2028, (5 yr. CMT + 3.410%)B D		530,000	362,315
BAWAG Group AG,
5.000%, Due 5/14/2025, (5 Yr. EUR Swap + 4.415%)B C D	EUR	400,000	342,702
5.125%, Due 10/1/2025, (5 Yr. EUR Swap + 5.546%)B C D	EUR	1,000,000	783,551
BBVA Bancomer SA,
5.125%, Due 1/18/2033, (5 Yr. CMT + 2.650%)B C		200,000	171,102
5.875%, Due 9/13/2034, (5 Yr. CMT + 4.308%)B C		400,000	349,000
BNP Paribas SA, 6.875%, Due 12/6/2029, (5 Yr. EUR Swap + 4.645%)B C D	EUR	800,000	802,584
CaixaBank SA,
6.750%, Due 6/13/2024, (5 yr. EUR Swap + 6.498%)B C D	EUR	400,000	415,363
6.250%, Due 2/23/2033, (5 Yr. EUR Swap + 3.550%)B C	EUR	300,000	332,448
Commerzbank AG, 6.500%, Due 12/6/2032, (5 yr. EURIBOR ICE Swap + 4.300%)B C	EUR	300,000	321,532
Credit Agricole SA, 7.500%, Due 6/23/2026, (5 yr. GBP SONIA Linked ICE Swap + 4.812%)A B D	GBP	800,000	893,404
Deutsche Pfandbriefbank AG,
4.600%, Due 2/22/2027C	EUR	400,000	339,991
5.750%, Due 4/28/2028, Series 3529, (5 yr. EURIBOR ICE Swap + 5.383%)B C D	EUR	400,000	309,794
HSBC Holdings PLC, 5.875%, Due 9/28/2026, (5 yr. GBP Swap + 4.276%)B D	GBP	1,319,000	1,416,087
ING Groep NV, 3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)B D		1,300,000	942,604
Intesa Sanpaolo SpA,
5.875%, Due 9/1/2031, (5 Yr. EUR Swap + 6.086%)B C D	EUR	600,000	509,173
8.505%, Due 9/20/2032C	GBP	591,000	716,138
Investec PLC,
6.750%, Due 12/5/2024, (5 yr. U.K. Government Bond + 5.749%)B C D	GBP	500,000	510,893
9.125%, Due 3/6/2033, (5 Yr. U.K. Government Bond + 5.905%)B C	GBP	500,000	615,353
Lloyds Banking Group PLC, 8.500%, Due 3/27/2028, (5 Yr. U.K. Government Bond + 5.143%)B D	GBP	700,000	797,676
NatWest Group PLC, 4.500%, Due 3/31/2028, (5 Yr. UK Government Bond + 3.992%)B D	GBP	800,000	723,975
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (5 yr. U.K. Government Bond + 6.851%)B C	GBP	250,000	287,583
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B C	GBP	600,000	643,939
Societe Generale SA, 5.375%, Due 11/18/2030, (5 yr. CMT + 4.514%)A B D		530,000	381,566
Svenska Handelsbanken AB, 4.625%, Due 8/23/2032, (5 Yr. U.K. Government Bond + 2.800%)B C	GBP	600,000	683,395
Unicaja Banco SA, 3.125%, Due 7/19/2032, (5 Yr. EUR Swap + 3.050%)B C	EUR	700,000	581,729
UniCredit SpA,
8.000%, Due 6/3/2024, (5 yr. USD Swap + 5.180%)B C D		1,392,000	1,313,700
3.875%, Due 6/3/2027, (5 yr. EURIBOR ICE Swap + 4.081%)B C D	EUR	1,000,000	772,706

			23,558,363

Diversified Financial Services - 3.90%
Bracken MidCo1 PLC, 6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)A	GBP	1,000,000	975,493
Garfunkelux Holdco 3 SA,
6.750%, Due 11/1/2025C	EUR	260,000	214,861
7.750%, Due 11/1/2025C	GBP	100,000	92,828

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 49.29% (continued)
Financial - 38.92% (continued)
Diversified Financial Services - 3.90% (continued)
Jerrold Finco PLC,
4.875%, Due 1/15/2026A	GBP	250,000	$265,147
5.250%, Due 1/15/2027C	GBP	250,000	257,471
Julius Baer Group Ltd., 3.625%, Due 3/23/2028, (5 Yr. CMT + 2.539%)B C D		$1,340,000	897,259
OSB Group PLC, 6.000%, Due 10/7/2026, (5 Yr. U.K. Government Bond + 5.393%)B C D	GBP	1,049,000	989,945
Sherwood Financing PLC, 6.000%, Due 11/15/2026A	GBP	700,000	718,111
Unifin Financiera SAB de CV,
8.375%, Due 1/27/2028A E		200,000	5,000
9.875%, Due 1/28/2029A E		700,000	17,500

			4,433,615

Insurance - 10.28%
Aegon NV, 5.625%, Due 4/15/2029, (5 yr. EUR Swap + 5.207%)B C D	EUR	990,000	930,054
Allianz SE, 3.500%, Due 12/31/2099, (5 yr. CMT + 2.970%)B C		1,400,000	1,121,972
ASR Nederland NV, 4.625%, Due 10/19/2027, (5 yr. EUR Swap + 3.789%)B C D	EUR	750,000	655,531
Athora Netherlands NV, 7.000%, Due 6/19/2025, (5 Yr. EUR Swap + 6.463%)B C D	EUR	900,000	915,281
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5 yr. GBP SONIA Linked ICE Swap + 3.394%)B C D	GBP	1,160,000	1,030,302
Galaxy Bidco Ltd., 6.500%, Due 7/31/2026C	GBP	240,000	264,977
La Mondiale SAM, 4.375%, Due 4/24/2029, (5 Yr. EUR Swap + 4.411%)B C D	EUR	700,000	629,943
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5 Yr. EUR Swap + 3.592%)B C D	EUR	600,000	475,011
Pension Insurance Corp. PLC,
7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)B D	GBP	764,000	823,502
4.625%, Due 5/7/2031C	GBP	750,000	773,522
Phoenix Group Holdings PLC, 5.750%, Due 12/31/2049, (5 yr. U.K. Government Bond + 4.170%)B C	GBP	1,700,000	1,671,529
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5 Yr. CMT + 3.047%)B C D		1,000,000	877,458
UnipolSai Assicurazioni SpA,
5.750%, Due 6/18/2024, (3 mo. EUR EURIBOR + 5.180%)B C D	EUR	550,000	581,610
6.375%, Due 4/27/2030, (5 Yr. EUR Swap + 6.744%)B C D	EUR	1,040,000	944,994

			11,695,686

Real Estate - 0.40%
Heimstaden AB, 4.250%, Due 3/9/2026C	EUR	600,000	456,365

Savings & Loans - 3.64%
Coventry Building Society, 6.875%, Due 9/18/2024, (5 yr. U.K. Government Bond + 6.111%)B C D	GBP	1,600,000	1,727,039
Nationwide Building Society, 10.250%, Due 12/31/2049, Series CCDSB C D F	GBP	1,636,700	2,415,873

			4,142,912

Total Financial			44,286,941

Industrial - 1.24%
Building Materials - 0.24%
Cemex SAB de CV, 5.125%, Due 6/8/2026, (5 Yr. CMT + 4.534%)B C D		300,000	268,635

Transportation - 1.00%
National Express Group PLC, 4.250%, Due 11/26/2025, (5 yr. U.K. Government Bond + 4.135%)B C D	GBP	455,000	492,755

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 49.29% (continued)
Industrial - 1.24% (continued)
Transportation - 1.00% (continued)
Zenith Finco PLC, 6.500%, Due 6/30/2027A	GBP	700,000	$651,888

			1,144,643

Total Industrial			1,413,278

Utilities - 0.15%
Electric - 0.15%
ContourGlobal Power Holdings SA, 3.125%, Due 1/1/2028A	EUR	200,000	172,355

Total Foreign Corporate Obligations (Cost $70,956,164)			56,083,940

ASSET-BACKED OBLIGATIONS - 12.52%
Armada Euro CLO IV DAC, 11.388%, Due 7/15/2033, 4X F, (3 mo. EUR EURIBOR + 9.100%)B C	EUR	700,000	623,853
Carlyle Euro CLO DAC, 7.928%, Due 8/28/2031, 2018 2A D, (3 mo. EUR EURIBOR + 5.230%)A B	EUR	500,000	433,078
Carlyle Global Market Strategies Euro CLO DAC, 7.452%, Due 5/17/2031, 2016 1A DR, (3 mo. EUR EURIBOR + 4.770%)A B	EUR	500,000	434,433
CVC Cordatus Loan Fund X DAC, 8.551%, Due 1/27/2031, 10A F, (3 mo. EUR EURIBOR + 6.050%)A B	EUR	1,000,000	800,403
Dryden 56 Euro CLO DAC, 8.738%, Due 1/15/2032, 2017 56A F, (3 mo. EUR EURIBOR + 6.450%)A B	EUR	1,100,000	912,015
Dryden 62 Euro CLO DAC, 7.138%, Due 7/15/2031, 2017 62X E, (3 mo. EUR EURIBOR + 4.850%)B C	EUR	1,000,000	875,414
FCT E-Carat 10, 4.908%, Due 12/20/2028, 10FR E, (1 mo. EUR EURIBOR + 2.350%)B C	EUR	150,060	161,802
Harvest CLO XVI DAC, 7.858%, Due 10/15/2031, 16A ER, (3 mo. EUR EURIBOR + 5.570%)A	EUR	550,000	508,628
Man GLG Euro CLO II DAC, 11.038%, Due 1/15/2030, 2X F, (3 mo. EUR EURIBOR + 8.750%)B C	EUR	200,000	173,208
Penta CLO 9 DAC,
8.489%, Due 7/25/2036, 2021 9A E, (3 mo. EUR EURIBOR + 6.040%)A B	EUR	1,000,000	914,896
11.189%, Due 7/25/2036, 2021 9A F, (3 mo. EUR EURIBOR + 8.740%)A B	EUR	1,000,000	900,885
Providus CLO II DAC, 7.538%, Due 7/15/2031, 2X E, (3 mo. EUR EURIBOR + 5.250%)B C	EUR	545,000	507,299
Rockfield Park CLO DAC, 8.238%, Due 7/16/2034, 1A D, (3 mo. EUR EURIBOR + 5.950%)A B	EUR	1,500,000	1,380,816
RRE 5 Loan Management DAC, 8.638%, Due 1/15/2037, 5A DR, (3 mo. EUR EURIBOR + 6.350%)A B	EUR	1,000,000	920,083
Segovia European CLO DAC, 7.464%, Due 10/18/2031, 2018 5A E, (3 mo. EUR EURIBOR + 5.130%)A	EUR	1,190,000	1,079,794
Voya Euro CLO I DAC, 8.698%, Due 10/15/2030, 1X F, (3 mo. EUR EURIBOR + 6.410%)B C	EUR	1,100,000	916,379
Voya Euro CLO III DAC, 10.188%, Due 4/15/2033, 3X F, (3 mo. EUR EURIBOR + 7.900%)B C	EUR	1,300,000	1,088,195
Voya Euro CLO IV DAC, 8.448%, Due 10/15/2034, 4A ER, (3 mo. EUR EURIBOR + 6.160%)A B	EUR	1,750,000	1,611,307

Total Asset-Backed Obligations (Cost $18,663,653)			14,242,488

U.S. TREASURY OBLIGATIONS - 26.37%
U.S. Treasury Notes,
0.125%, Due 5/31/2023		$2,900,000	2,878,620
0.125%, Due 6/30/2023		1,900,000	1,879,321
2.875%, Due 10/31/2023		5,920,000	5,858,488
1.875%, Due 2/15/2032		1,907,900	1,673,139
2.875%, Due 5/15/2032		3,980,000	3,784,109
4.125%, Due 11/15/2032		6,632,500	6,963,089
3.500%, Due 2/15/2033		6,960,000	6,965,437

Total U.S. Treasury Obligations (Cost $29,804,477)			30,002,203

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.65% (Cost $4,155,775)
Investment Companies - 3.65%
American Beacon U.S. Government Money Market Select Fund, 4.69%G H	4,155,775	$4,155,775

TOTAL INVESTMENTS - 99.45% (Cost $132,916,793)		113,155,812
OTHER ASSETS, NET OF LIABILITIES - 0.55%		625,736

TOTAL NET ASSETS - 100.00%		$113,781,548

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $26,452,727 or 23.25% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2023.

C

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D	Perpetual maturity. The date shown, if any, is the next call date.
E	Default Security. At period end, the amount of securities in default was $22,500 or 0.02% of net assets.
F	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

IP - Intellectual Property.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on March 31, 2023:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	144,852	USD	144,048	4/17/2023	SSB	$804	$—	$804
GBP	200,740	USD	199,543	4/17/2023	SSB	1,197	—	1,197
GBP	274,484	USD	269,105	4/17/2023	SSB	5,379	—	5,379
GBP	292,228	USD	290,620	4/17/2023	SSB	1,608	—	1,608
EUR	364,734	USD	356,545	4/17/2023	SSB	8,189	—	8,189
EUR	464,603	USD	459,720	4/17/2023	SSB	4,883	—	4,883
GBP	505,588	USD	499,427	4/17/2023	SSB	6,161	—	6,161
EUR	995,396	USD	989,000	4/17/2023	SSB	6,396	—	6,396
USD	35,560,817	EUR	35,889,491	4/17/2023	SSB	—	(328,674)	(328,674)
USD	25,302,812	GBP	25,637,656	4/17/2023	SSB	—	(334,844)	(334,844)

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2023 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,628,109	GBP	1,629,386	4/17/2023	SSB	$—	$(1,277)	$(1,277)
USD	454,790	EUR	452,679	4/17/2023	SSB	2,111	—	2,111
USD	327,582	EUR	329,416	4/17/2023	SSB	—	(1,834)	(1,834)
USD	270,242	EUR	271,435	4/17/2023	SSB	—	(1,193)	(1,193)
USD	247,325	EUR	246,500	4/17/2023	SSB	825	—	825
USD	192,410	GBP	194,043	4/17/2023	SSB	—	(1,633)	(1,633)
USD	175,206	GBP	174,615	4/17/2023	SSB	591	—	591

						$38,144	$(669,455)	$(631,311)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2023, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$8,671,406	$—	$8,671,406
Foreign Corporate Obligations	—	56,083,940	—	56,083,940
Asset-Backed Obligations	—	14,242,488	—	14,242,488
U.S. Treasury Obligations	—	30,002,203	—	30,002,203
Short-Term Investments	4,155,775	—	—	4,155,775

Total Investments in Securities - Assets	$4,155,775	$109,000,037	$—	$113,155,812

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$38,144	$—	$38,144

Total Financial Derivative Instruments - Assets	$—	$38,144	$—	$38,144

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(669,455)	$—	$(669,455)

Total Financial Derivative Instruments - Liabilities	$—	$(669,455)	$—	$(669,455)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 14.64%
Communications - 2.72%
Media - 0.76%
Discovery Communications LLC, 2.500%, Due 9/20/2024	GBP	100,000	$118,134

Telecommunications - 1.96%
AT&T, Inc., 2.400%, Due 3/15/2024	EUR	150,000	160,713
T-Mobile USA, Inc., 3.500%, Due 4/15/2025	$	148,000	143,780

			304,493

Total Communications			422,627

Consumer, Cyclical - 0.45%
Entertainment - 0.45%
Warnermedia Holdings, Inc., 3.428%, Due 3/15/2024A		71,000	69,367

Consumer, Non-Cyclical - 2.83%
Cosemetics/Personal Care - 1.56%
Haleon U.S. Capital LLC, 3.024%, Due 3/24/2024		250,000	243,782

Health Care - Services - 0.89%
HCA, Inc., 5.250%, Due 6/15/2026		138,000	138,028

Pharmaceuticals - 0.38%
Becton Dickinson & Co., 3.363%, Due 6/6/2024		60,000	58,875

Total Consumer, Non-Cyclical			440,685

Financial - 6.02%
Banks - 2.93%
Citigroup, Inc., 2.750%, Due 1/24/2024	GBP	225,000	271,739
Wells Fargo Bank NA, 5.250%, Due 8/1/2023B	GBP	150,000	184,301

			456,040

Insurance - 2.32%
Metropolitan Life Global Funding I, 4.125%, Due 9/2/2025B	GBP	150,000	180,943
New York Life Global Funding, 1.625%, Due 12/15/2023B	GBP	150,000	180,223

			361,166

REITS - 0.77%
Digital Stout Holding LLC, 4.250%, Due 1/17/2025B	GBP	100,000	120,251

Total Financial			937,457

Technology - 2.62%
Software - 2.62%
Fidelity National Information Services, Inc., 1.100%, Due 7/15/2024	EUR	150,000	157,275
Fiserv, Inc., 2.250%, Due 7/1/2025	GBP	130,000	150,893
VMware, Inc., 1.000%, Due 8/15/2024		105,000	99,051

			407,219

Total Technology			407,219

Total Corporate Obligations (Cost $2,309,535)			2,277,355

FOREIGN CORPORATE OBLIGATIONS - 60.39%
Communications - 4.03%
Telecommunications - 4.03%
Deutsche Telekom International Finance BV, 1.250%, Due 10/6/2023B	GBP	130,000	157,326

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 60.39% (continued)
Communications - 4.03% (continued)
Telecommunications - 4.03% (continued)
Orange SA, 5.250%, Due 2/7/2024, (5 yr. EUR Swap + 3.668%)B C D	EUR	100,000	$108,108
Telefonica Emisiones SA, 5.375%, Due 2/2/2026B	GBP	50,000	61,883
Telefonica Europe BV, 4.375%, Due 9/4/2023, Series NC5, (5 yr. EUR Swap + 2.451%)B C D	EUR	100,000	105,635
Vodafone Group PLC, 6.250%, Due 10/3/2078, (5 yr. USD Swap + 3.051%)B D	$	200,000	193,500

			626,452

Total Communications			626,452

Consumer, Cyclical - 1.84%
Distribution/Wholesale - 1.04%
Bunzl Finance PLC, 2.250%, Due 6/11/2025B	GBP	140,000	162,629

Entertainment - 0.80%
CPUK Finance Ltd., 7.239%, Due 2/28/2042, A2B	GBP	100,000	124,118

Total Consumer, Cyclical			286,747

Consumer, Non-Cyclical - 2.08%
Commercial Services - 0.95%
Experian Finance PLC, 2.125%, Due 9/27/2024B	GBP	125,000	147,813

Food - 1.13%
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025B	GBP	150,000	176,056

Total Consumer, Non-Cyclical			323,869

Financial - 40.86%
Banks - 16.92%
Argenta Spaarbank NV, 1.000%, Due 2/6/2024B	EUR	200,000	211,386
Banco Santander SA, 2.750%, Due 9/12/2023B	GBP	100,000	121,805
Barclays PLC, 3.750%, Due 11/22/2030, (5 yr. U.K. Government Bond + 3.750%)B D	GBP	200,000	224,983
BNP Paribas SA,
1.125%, Due 11/22/2023B	EUR	100,000	106,864
2.000%, Due 5/24/2031, (5 yr. U.K. Government Bond + 1.650%)B D	GBP	200,000	212,174
Credit Agricole SA, 7.375%, Due 12/18/2023	GBP	150,000	186,058
HSBC Holdings PLC, 2.256%, Due 11/13/2026, (1 yr. GBP SONIA Linked ICE Swap + 1.317%)B D	GBP	100,000	112,303
Lloyds Bank PLC, 7.625%, Due 4/22/2025B	GBP	120,000	151,775
Lloyds Banking Group PLC, 1.985%, Due 12/15/2031, (5 yr. U.K. Government Bond + 1.600%)D	GBP	120,000	125,970
Mizuho Financial Group, Inc., 4.353%, Due 10/20/2025B		200,000	192,071
NatWest Group PLC, 3.622%, Due 8/14/2030, (5 yr. U.K. Government Bond + 3.550%)B D	GBP	200,000	228,139
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B D	GBP	100,000	107,323
Societe Generale SA,
0.750%, Due 5/26/2023B	EUR	100,000	108,098
4.000%, Due 6/7/2023B	EUR	100,000	108,342
Standard Chartered PLC, 2.500%, Due 9/9/2030, (5 yr. EUR Swap + 2.800%)B D	EUR	165,000	167,598
Virgin Money UK PLC,
7.875%, Due 12/14/2028, (5 yr. U.K. Government Bond + 7.128%)B D	GBP	125,000	152,826
5.125%, Due 12/11/2030, (5 yr. U.K. Government Bond + 5.250%)B D	GBP	100,000	114,172

			2,631,887

Financial Services - 0.99%
Close Brothers Group PLC, 2.000%, Due 9/11/2031, (5 yr. U.K. Government Bond + 1.700%)B D	GBP	150,000	154,558

Insurance - 17.57%
Admiral Group PLC, 5.500%, Due 7/25/2024B	GBP	100,000	121,720

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 60.39% (continued)
Financial - 40.86% (continued)
Insurance - 17.57% (continued)
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 3.500%, Due 10/1/2046, (3 mo. EURIBOR + 3.950%)B D	EUR	100,000	$101,622
ASR Nederland NV, 5.125%, Due 9/29/2045, (5 yr. EUR Swap + 5.200%)B D	EUR	100,000	106,173
Aviva PLC, 6.125%, Due 11/14/2036, (5 yr. U.K. Government Bond + 2.850%)B D	GBP	100,000	122,730
AXA SA, 5.453%, Due 3/4/2026, (12 yr. GBP SONIA Linked ICE Swap + 4.000%)B C D	GBP	150,000	180,706
BUPA Finance PLC, 5.000%, Due 12/8/2026B	GBP	100,000	118,232
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.375%, Due 5/28/2024, (3 mo. EUR EURIBOR + 5.770%)B C D	EUR	100,000	109,122
CNP Assurances, 4.250%, Due 6/5/2045, (5 yr. EUR Swap + 3.600%)B D	EUR	100,000	104,958
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5 yr. U.K. Government Bond + 4.580%)B D	GBP	200,000	240,646
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5 yr. U.K. Government Bond + 5.630%)B D	GBP	100,000	122,390
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024B	GBP	240,000	293,207
Phoenix Group Holdings PLC, 6.625%, Due 12/18/2025B	GBP	150,000	185,209
QBE Insurance Group Ltd., 6.750%, Due 12/2/2044, (10 yr. USD Swap + 4.300%)B D	$	200,000	197,307
RL Finance Bonds PLC, 6.125%, Due 11/30/2043, (5 yr. U.K. Government Bond + 4.321%)B D	GBP	200,000	244,110
Rothesay Life PLC, 8.000%, Due 10/30/2025B	GBP	190,000	239,646
Scottish Widows Ltd., 5.500%, Due 6/16/2023B	GBP	200,000	246,140

			2,733,918

Real Estate - 0.71%
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, Series B2, (Sterling Overnight Index Average + 4.440%)B D	GBP	100,000	110,178

Savings & Loans - 4.67%
Coventry Building Society, 6.875%, Due 9/18/2024, (5 yr. U.K. Government Bond + 6.111%)B C D	GBP	200,000	215,880
Nationwide Building Society, 5.875%, Due 12/20/2024, (5 yr. U.K. Government Bond + 5.390%)B C D	GBP	200,000	220,822
Skipton Building Society, 2.000%, Due 10/2/2026, (1 yr. U.K. Government Bond + 2.150%)B D	GBP	100,000	111,174
Yorkshire Building Society, 3.000%, Due 4/18/2025, (1 yr. U.K. Government Bond + 2.150%)B D	GBP	150,000	179,005

			726,881

Total Financial			6,357,422

Industrial - 3.05%
Miscellaneous Manufacturing - 1.57%
Siemens Financieringsmaatschappij NV, 0.875%, Due 6/5/2023B	GBP	200,000	244,861

Transportation - 1.48%
National Express Group PLC,
2.500%, Due 11/11/2023B	GBP	100,000	121,017
4.250%, Due 11/26/2025, (5 yr. U.K. Government Bond + 4.135%)B C D	GBP	100,000	108,298

			229,315

Total Industrial			474,176

Utilities - 8.53%
Electric - 7.02%
Cadent Finance PLC, 0.625%, Due 9/22/2024B	EUR	150,000	155,757
National Grid Electricity Distribution PLC, 3.625%, Due 11/6/2023B	GBP	200,000	243,991
NGG Finance PLC, 5.625%, Due 6/18/2073, Series GBP, (12 yr. GBP Swap + 3.480%)B D	GBP	100,000	119,467
NIE Finance PLC, 6.375%, Due 6/2/2026B	GBP	100,000	127,841
Orsted AS, 2.250%, Due 11/24/3017, (5 yr. EUR Swap + 1.899%)B D	EUR	200,000	204,708

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 60.39% (continued)
Utilities - 8.53% (continued)
Electric - 7.02% (continued)
SSE PLC, 3.740%, Due 1/14/2026, (5 yr. U.K. Government Bond + 3.756%)B C D	GBP	120,000	$134,931
TenneT Holding BV, 2.995%, Due 3/1/2024, (5 yr. EUR Swap + 2.533%)B C D	EUR	100,000	106,334

			1,093,029

Gas - 0.75%
Centrica PLC, 5.250%, Due 4/10/2075, (5 yr. GBP Swap + 3.611%)B D	GBP	100,000	115,969

Water - 0.76%
Severn Trent Utilities Finance PLC, 3.625%, Due 1/16/2026B	GBP	100,000	118,637

Total Utilities			1,327,635

Total Foreign Corporate Obligations (Cost $10,167,355)			9,396,301

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.05%
Castell PLC, 5.007%, Due 11/25/2053, 2021 1 A, (Sterling Overnight Index Average + 0.850%)B D	GBP	185,369	227,577
Together Asset-Backed Securitisation PLC, 4.525%, Due 7/12/2063, 2021 1ST1 A, (Sterling Overnight Index Average + 0.700%)B D	GBP	94,506	115,446
Tower Bridge Funding PLC,
7.621%, Due 9/20/2063, 2020-1 D, (Sterling Overnight Index Average + 3.450%)B D	GBP	120,000	148,666
5.893%, Due 11/20/2063, 2021 2 D, (Sterling Overnight Index Average + 1.800%)B D	GBP	169,000	197,723
6.061%, Due 7/21/2064, 2021 1 D, (Sterling Overnight Index Average + 2.150%)B D	GBP	212,000	256,295
Twin Bridges PLC, 6.251%, Due 3/12/2055, 2021 1 D, (Sterling Overnight Index Average + 2.100%)B D	GBP	130,000	151,847

Total Collateralized Mortgage Obligations (Cost $1,241,510)			1,097,554

SHORT-TERM INVESTMENTS - 15.17%
U.S. Treasury Obligations - 15.17%
U.S. Treasury Bills,
4.920%, Due 8/1/2023	$	1,600,000	1,574,739
4.927%, Due 8/10/2023		800,000	786,620

Total Short-Term Investments (Cost $2,360,930)			2,361,359

TOTAL INVESTMENTS - 97.25% (Cost $16,079,330)			15,132,569
OTHER ASSETS, NET OF LIABILITIES - 2.75%			427,778

TOTAL NET ASSETS - 100.00%			$15,560,347

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $69,367 or 0.45% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C	Perpetual maturity. The date shown, if any, is the next call date.
D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2023.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2023 (Unaudited)

LIBOR - London Interbank Offered Rate.
LLC - Limited Liability Company.
PLC - Public Limited Company.
PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.
REIT - Real Estate Investment Trust.
SOFR - Secured Overnight Financing Rate.
SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on March 31, 2023:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	14,820	USD	14,743	4/13/2023	SSB	$77	$—	$77
GBP	84,732	USD	84,129	4/13/2023	SSB	603	—	603
USD	9,596,729	GBP	9,870,681	4/13/2023	SSB	—	(273,952)	(273,952)
USD	2,268,004	EUR	2,321,474	4/13/2023	SSB	—	(53,470)	(53,470)

						$680	$(327,422)	$(326,742)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2023, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$2,277,355	$—	$2,277,355
Foreign Corporate Obligations	—	9,396,301	—	9,396,301
Collateralized Mortgage Obligations	—	1,097,554	—	1,097,554
Short-Term Investments	—	2,361,359	—	2,361,359

Total Investments in Securities - Assets	$—	$15,132,569	$—	$15,132,569

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$680	$—	$680

Total Financial Derivative Instruments - Assets	$—	$680	$—	$680

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(327,422)	$—	$(327,422)

Total Financial Derivative Instruments - Liabilities	$—	$(327,422)	$—	$(327,422)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2023 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of March 31, 2023, the Trust consists of twenty-five active series, six of which are presented in this filing: American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund are “non-diversified” as defined by the Investment Company Act. The American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund and American Beacon TwentyFour Strategic Income Fund are “diversified” as defined by the Investment Company Act. The remaining nineteen active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2023 (Unaudited)

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the Investment Company Act, the threshold for determining whether a Fund must fair value a security.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2023 (Unaudited)

The Valuation Rule establishes requirements for determining fair value in good faith for purposes of the Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2023 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2023 (Unaudited)

prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2023 (Unaudited)

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of March 31, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$9,573,109	$1,618,864	$8,139,638	$9,758,502
Shapiro Equity Opportunities	2,557,254	—	2,636,344	2,636,344
Shapiro SMID Cap Equity	3,394,232	800,168	2,699,040	3,499,208

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the three year period ended June 30, 2022 for TwentyFour Sustainable Short Term Bond Fund and for the remaining Funds, each of the tax years in the four year period ended June 30, 2022 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2023, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$507,355,874	$5,230,244	$(255,946,909)	$(250,716,665)
Shapiro Equity Opportunities	191,368,492	17,111,253	(15,301,846)	1,809,407
Shapiro SMID Cap Equity	67,527,298	11,371,885	(2,736,931)	8,634,954
SSI Alternative Income	106,378,254	1,472,775	(9,672,019)	(8,199,244)
TwentyFour Strategic Income	132,916,793	371,275	(20,132,256)	(19,760,981)
TwentyFour Sustainable Short Term Bond	16,079,330	112,775	(1,059,536)	(946,761)

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2023 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2022, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SSI Alternative Income	$—	$3,113,777
TwentyFour Strategic Income	5,439,726	11,507,269
TwentyFour Sustainable Short Term Bond	37,120	17,568

As of June 30, 2022, ARK Transformational Innovation Fund, Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund did not have any capital loss carryforwards.